RISKS ASSOCIATED WITH TORM'S ACTIVITIES - Additional Information (Details) kr in Millions	12 Months Ended
	Dec. 31, 2021 DKK (kr)	Dec. 31, 2020 USD ($) customer company item T	Dec. 31, 2019 USD ($) customer	Dec. 31, 2018 USD ($) customer
Disclosure of nature and extent of risks arising from financial instruments [line items]
Freight rate change		$ 1,000
Carrying value of fleet		1,722,500,000	$ 1,674,800,000	$ 1,396,500,000
Market value of fleet (excluding undelivered newbuildings)		$ 1,475,800,000	$ 1,632,600,000	$ 1,322,100,000
Threshold percentage of total voyage costs as cost of fuel oil consumed by vessels		52.50%	61.10%	60.80%
Percentage of bunker consumption hedged		14.60%	6.50%	4.80%
Percentage of bunker requirements for hedging instruments		15.60%	2.60%	2.00%
Number of bunker requirements covered for hedging instruments | T		88,339
Estimated total number of bunker requirements for hedging instruments | T		565,882
Percentage of sensitivity to changes in the bunker prices		10.00%
Number of Protection and Indemnity club | item		2
Aggregate insured value of hull and machinery and interest for TORM's owned vessels		$ 1,900,000,000	$ 1,800,000,000	$ 1,500,000,000
Number of customers | customer		1	1	1
Percentage of freight revenues		11.00%	10.00%	17.00%
Average percentage of demurrage		96.90%	98.70%	98.10%
Percentage of total freight revenues as demurrage		17.30%	13.10%	13.30%
Percentage of forward freight agreements (FFAs) and fuel swaps		100.00%	100.00%	100.00%
Percentage of administrative expenses denominated in currencies other than USD		80.90%	83.20%	81.20%
Percentage of operating expenses denominated in currencies other than USD		23.80%	20.10%	23.40%
Percentage of administrative and operating expenses denominated in currencies in DKK and EUR		66.10%	63.00%	64.10%
Percentage of exposure to interest rate risk		67.60%	61.60%	70.30%
Total interest expense exposure		$ 571,000,000
Notional value of interest rate hedges covering		537,000,000
Liquidity reserve in cash and cash equivalents including restricted cash		135,564,000	$ 72,483,000	$ 127,361,000
Undrawn and committed credit facilities		$ 132,000,000
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Closing foreign exchange rate		6.36
Forecast
Disclosure of nature and extent of risks arising from financial instruments [line items]
Administrative and operating expenses | kr	kr 393.5
Maximum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of companies to diversify risk | company		16
Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of companies to diversify risk | company		14
Working capital facility
Disclosure of nature and extent of risks arising from financial instruments [line items]
Undrawn and committed credit facilities		$ 45,000,000